Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interest expense [Abstract]
Senior Notes	$ 260	$ 253	$ 103
Amortization of deferred financing costs	17	15	22
Lease liabilities	8	8	8
Bank borrowings	2	0	85
Standby fee and other financing costs	13	13	11
Interest costs incurred	300	289	229
Less: interest capitalized	(21)	(9)	(4)
Interest expense	$ 279	$ 280	$ 225